Fair Value Measurements	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
11. Fair Value Measurements
The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, derivative instruments and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable, accrued liabilities, and accounts payable are representative of their respective fair values due to the short-term maturity of these instruments. The fair value of debt and contingent consideration are considered Level 3 measurements. These fair value measurements are based on unobservable inputs. The fair value of variable rate long-term debt is based upon the current market rates for debt with similar credit risk and maturity which approximates fair value. Debt includes the ABL Facility and is shown net of unamortized debt issuance cost in the tables below. The contingent consideration liability is measured at fair value each reporting period and changes in estimates of fair value are recognized in earnings. The fair value estimate reflects the contractual terms of the purchase agreement (e.g., potential payment amounts, length of measurement periods, manner of calculating any amounts due) and utilizes assumptions with regard to future cash flows, probabilities of achieving such future cash flows and a discount rate. Depending on the contractual terms of the purchase agreement, the probability of achieving future cash flows generally represents the only significant unobservable input. There was no change in the fair value of contingent consideration during the three and nine months ended September 30, 2023. See fair value tables below (
in thousands
):

	As on September 30, 2023
	Level 1	Level 2	Level 3	Total
Debt	$—	$—	$1,747,912	$1,747,912
Contingent Consideration	—	—	3,673	3,673

Total	$—	$—	$1,751,585	$1,751,585

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Debt	$—	$—	$2,720,019	$2,720,019
Contingent Consideration	—	—	3,673	3,673

Total	$—	$—	$2,723,692	$2,723,692